Mortgages Payable (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Long-term Debt, Current Maturities	$ 9,137,766
Long-term Debt, Maturities, Repayments of Principal in Year Two	8,366,349
Long-term Debt, Maturities, Repayments of Principal in Year Three	31,032,366
Long-term Debt, Maturities, Repayments of Principal in Year Four	797,312
Long-term Debt, Maturities, Repayments of Principal in Year Five	3,795,004
Long-term Debt, Maturities, Repayments of Principal after Year Five	23,579,037
Long-term Debt	$ 76,707,834	$ 57,087,320